Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Marketable securities held in Trust Account	$ 81,055,288	$ 80,536,183
Warrant Liability – Public Warrants	5,635,000	6,476,686
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Warrant Liability – Private Warrants	$ 3,398,095	$ 2,601,480